Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of borrowings

(a) Borrowings

		Annual financial charges (%)	2021	2020
Foreign currency
Bonds	(i)	Note 16 (b)	30,322,998	34,963,651
Export prepayment	(ii)	US dollar exchange variation + quartely Libor + 1.75		521,469
Investments		Note 16 (c)	2,612,386	2,682,824
Other		Note 16 (d)	2,090,673	2,755,200
Transactions costs			(594,048)	(688,814)
			34,432,009	40,234,330

Current liabilities			1,284,483	1,206,084
Non-current liabilities			33,147,526	39,028,246
Total			34,432,009	40,234,330

Local currency
Export credit notes	(ii)	100.00 of CDI + 0.70		402,739
Commercial notes	(ii)	100.00 of CDI + 0.85		545,171
BNDES		4.00		1,538
BNDES		IPCA + 6.04	435,778	490,963
FINEP/FINISA	(iii)	Interest between 3.50 and 4.00	2,605	26,154
BNB-FNE (Fundo Constitucional de Financiamentos do Nordeste)	(iv)	IPCA + interest between 2.39 and 2.78	4,616	5,639
Fundo de Desenvolvimento do Nordeste (FDNE)		6.50	22,259	27,196
Transactions costs			(7)	(1,607)
			465,251	1,497,793

Current liabilities			59,011	112,847
Non-current liabilities			406,240	1,384,946
Total			465,251	1,497,793

Foreign currency and local currency
Current liabilities			1,343,494	1,318,931
Non-current liabilities			33,553,766	40,413,192
Total			34,897,260	41,732,123

(i)	Braskem has fully, unconditionally and irrevocably, guaranteed the bonds issued by Braskem Finance, Braskem America Finance and Braskem Holanda Finance. The guarantees are senior unsecured obligations of Braskem, ranking equal in right of payment with all of its other existing and future senior unsecured debt.
(ii)	Prepaid in July 2021.
(iii)	Borrowings were made by Braskem and the subsidiary DAC, which provided a bank guarantee as collateral.
(iv)	Borrowings were made by the subsidiaries Cetrel and DAC, with bank guarantee and fiduciary assignment of liquidity fund in a reserve account as collateral.

Schedule of long-term maturities

The maturity profile of the long-term debentures is as follows:

	2021	2020

2022		2,086,460
2023	1,199,143	1,824,477
2024	3,965,917	5,653,432
2025	645,517	1,121,748
2026	622,032	580,062
2027	552,171	514,819
2028	7,081,301	6,986,264
2029	230,557	217,418
2030	8,535,493	7,951,181
2031	61,617	57,096
2032 and thereafter	10,660,018	13,420,235
Total	33,553,766	40,413,192

Schedule of bonds

(b) Bonds

		Issue amount	Outstanding amount		Interest
Issue date		US$	in US$: principal plus interests	Maturity	(% per year)	2021	2020

Oct-2010 and Feb-2012	(i)	700,000		no maturity date	7.38		2,598,350
Jul-2011 and Jul-2012	(i)	750,000	590,792	Jul-2041	7.13	3,296,917	4,019,404
May-2012	(i)	500,000		May-2022	5.38		1,500,304
Feb-2014 and May-2014	(i)	750,000	612,444	Feb-2024	6.45	3,417,741	4,000,875
Oct-2017	(i)	500,000	106,436	Jan-2023	3.50	593,964	1,034,179
Oct-2017		1,250,000	1,199,760	Jan-2028	4.50	6,695,263	6,633,913
Nov-19		1,500,000	1,528,125	Jan-2030	4.50	8,527,701	7,941,207
Nov-19		750,000	768,359	Jan-2030	5.88	4,287,829	3,992,933
Jul-2020	(ii)	600,000	627,826	Jan-2081	8.50	3,503,583	3,242,486
Total		7,300,000	5,433,742			30,322,998	34,963,651

(i)	Prepayments were made in 2021 in the total amount of US$1.3 billion (R$6.9 billion).
(ii)	The bond is recorded as a financial liability. According to the specific methodology applied by some rating agencies to calculate leverage, and only for such purpose, 50% of this bond is classified as a hybrid equity instrument. It can be repaid by the Company at par value in the 5th, 10th and 20th years.

Schedule of others - NEX

(c) Financings for investments in plants

Issue date		Issue amount US$	Outstanding amount in US$: principal plus interests	Maturity	Charges (% per year)	2021	2020
sep-2017	(i)	135,000	82,876	mar-2027	Us dollar exchange variation + semianual Libor + 1.61	462,490	509,141
jul-2018	(ii)	205,956	169,859	dec-2028	Us dollar exchange variation + semianual Libor + 0.65	947,898	996,531
aug-2020	(iii)	225,000	215,393	feb-2031	Us dollar exchange variation + semianual Libor + 1.70	1,201,998	1,177,152
Total		565,956	468,128			2,612,386	2,682,824

(i)	Financing contracted by the subsidiary Braskem Holanda Inc. and secured by NEXI, the Japanese export credit agency, and guaranteed by Braskem.
(ii)	Financing contracted by the subsidiary Braskem America and secured by Euler Hermes, the German export credit agency.
(iii)	Financing contracted by the subsidiary Braskem Holanda Finance and secured by NEXI, the Japanese export credit agency, and guaranteed by Braskem.

Schedule of others - SACE

			Initial amount of the transaction	Outstanding amount
Identification	Issue date		(US$)	in US$: principal plus interests	Maturity	Charges (% per year)	2021	2020
SACE	Nov-2018	(i)	295,125	206,819	Nov-2028	Us dollar exchange variation + semianual Libor + 0.90	1,154,146	1,228,285
SACE	Dec-2019	(i)	150,000	120,083	Dec-2029	Us dollar exchange variation + semianual Libor + 0.90	670,124	702,027
MONFORTE	Apr-2019	(ii)	72,345	47,738	Apr-2026	Us dollar exchange variation + semianual Libor + 1.00	266,403	300,434
ING	Jan-2020	(iii)	100,000		Jan-2025	Us dollar exchange variation + semianual Libor + 1.65		524,454
	Total		617,470	374,640			2,090,673	2,755,200

(i)	Credit facility contracted by the subsidiary Braskem Holanda Finance and Braskem Holanda Inc. secured by SACE, an Italian export credit agency, and guaranteed by Braskem.
(ii)	Credit facility contracted by Braskem S.A. with a term of 7 years. To consummate this facility, certain assets of the Company’s plants were pledged to the financial institution in amount higher than financing.
(iii)	Prepaid in July 2021.